KINETICS MUTUAL FUNDS, INC.

Supplement dated August 26, 2020
to the Advisor Class A and Advisor Class C Prospectus dated April 29, 2020

This supplement is being provided to inform you that effective immediately, the following disclosure regarding Janney Montgomery Scott, LLC is added to the end of Appendix A:

Janney Montgomery Scott LLC ("Janney")
Shareholders purchasing Fund shares through a Janney Montgomery platform or account will be eligible only for the following sales charge waivers (front-end sales charge waiver and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney:

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Shares acquired through a right of reinstatement.

•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney:

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 72 as described in the fund’s Prospectus.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

•	Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent:

•	Breakpoints as described in the fund’s Prospectus.

•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Spin-off and Corporate Restructuring Fund
Advisor Class A and Advisor Class C

Supplement dated August 26, 2020
to the Prospectus dated April 29, 2020

This supplement is being provided to inform you that effective immediately, the following disclosure regarding Janney Montgomery Scott, LLC is added to the end of Appendix A:

Janney Montgomery Scott LLC ("Janney")
Shareholders purchasing Fund shares through a Janney Montgomery platform or account will be eligible only for the following sales charge waivers (front-end sales charge waiver and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney:

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Shares acquired through a right of reinstatement.

•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney:

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 72 as described in the fund’s Prospectus.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

•	Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent:

•	Breakpoints as described in the fund’s Prospectus.

•
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE